Derivative instruments (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
DERIVATIVE LIABILITIES
Total derivative liabilities	$ 0.9	$ 26.2
Unsettled provisionally priced concentrate derivatives, and swap contracts
DERIVATIVE LIABILITIES
Total derivative liabilities	0.9	(0.2)
Gold price option contracts
DERIVATIVE LIABILITIES
Total derivative liabilities	$ 0.0	$ 26.4